Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Disclosure of detailed information about financial assets at fair value through profit or loss [Text Block]
Following is a summary of financial assets at fair value through profit or loss as of January 1, 2017, December 31, 2017 and 2018:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Money market fund	$5,017	521	-
Equity securities-unlisted company	10,562	1,600	9,768
	$15,579	2,121	9,768
Current	$5,017	521	-
Non-current	10,562	1,600	9,768
	$15,579	2,121	9,768